Related Parties - Other transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) director item	Dec. 31, 2023 MXN ($) director	Dec. 31, 2022 MXN ($) director
Related Parties
Aggregate annual amount of contracts leasing office space	$ 27,743	$ 32,263	$ 25,320
Professional services firm secretary of Company's Board
Related Parties
Fees for services received	38,110	31,168	16,861
Professional services firm, two directors
Related Parties
Fees for services received	$ 18,815	$ 17,068	$ 18,021
Number of directors that maintain an interest in a professional services firm | director	2	2	2
Member of the Company's Board
Related Parties
Number of Mexican banks that have made loans to Group | item	2